Investment Securities (Details Narrative)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) integer
Proceeds from sales of debt securities	$ 884,137	$ 6,553,118
Net realized gain on sale of securities	39,086	1,570
Purchases of restricted equity securities	(537,100)	(176,000)
Proceeds from redemption of restricted equity securities	522,400	493,600
Net realized loss on sale of securities AFS	0	28,060
Restricted equity securities, at cost	1,446,550	1,431,850
ACBB [Member]
Restricted equity securities, at cost	90,000	90,000
Numbers of shares purchased | integer			20
Purchase price of shares			$ 90,000
FHLBB [Member]
Purchases of restricted equity securities	(537,100)	(176,000)
Investment	768,400	753,700
FRBB [Member]
Investment	$ 588,150	$ 588,150